SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful lives

Years
Computers and electronic equipment	3 – 7
Office furniture and equipment	7 – 15
Molds and others	7
Leasehold improvements	Shorter of lease term or estimated useful life

Schedule of intangible assets estimated useful lives

Years
Internal-used software	3 – 5
Technology	3 – 10
Other intangibles	5 – 20